Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
President, Chief Executive Officer, Chief Financial Officer [Member]
President, Chief Executive Officer and Chief Financial Officer